Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [Line Items]
Borrowings before currency hedging arrangements		$ 2,820	$ 3,277
Borrowings after currency hedging arrangements	[1]	2,841	3,212
Canada, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings before currency hedging arrangements		973	1,060
Borrowings after currency hedging arrangements	[1]	0	0
United States of America, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings before currency hedging arrangements		1,847	2,217
Borrowings after currency hedging arrangements	[1]	$ 2,841	$ 3,212

[1]	Excludes fair value adjustments of $5 million and $2 million as of December 31, 2024 and 2023, respectively, associated with the interest related fair value component of hedging instruments.